NET INCOME(LOSS) PER SHARE AND NET (LOSS)INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
Schedule of the computation of the basic and diluted net income per share

The basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income/(loss)	1,155,611	(692,748)	1,032,984
Denominator:
Weighted average number of ordinary shares outstanding, basic	185,219,586	180,301,898	169,029,826
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	1,315,878	—	1,560,377
Weighted average number of ordinary shares outstanding, diluted	186,535,464	180,301,898	170,590,203

Basic net income/(loss) per share	6.2391	(3.8422)	6.1113
Diluted net income/(loss) per share	6.1951	(3.8422)	6.0554
(i)	There were nil, 592,249 RSUs and nil, which were excluded from the computation of diluted net income/(loss) per share for 2019, 2020 and 2021 because their effect was anti-dilutive.